ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details)	Sep. 30, 2025	Mar. 31, 2025	Jun. 30, 2021
Eshallgo HK
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Ownership (in percent)	100.00%	100.00%	100.00%
Shanghai Eshallgo Enterprise Development (Group) Co., Ltd
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Ownership (in percent)	100.00%	100.00%
Lixin | Junzhang Shanghai
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Ownership (in percent)	100.00%	100.00%
Shanghai | Junzhang Shanghai
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Ownership (in percent)	55.00%	55.00%
Changchun | Junzhang Shanghai
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Ownership (in percent)	55.00%	55.00%
Shijiazhuang | Junzhang Shanghai
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Ownership (in percent)	55.00%	55.00%
Guangzhou | Junzhang Shanghai
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Ownership (in percent)	55.00%	55.00%
Tianjin | Junzhang Shanghai
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Ownership (in percent)	55.00%	55.00%
Ningbo | Junzhang Shanghai
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Ownership (in percent)	55.00%	55.00%
Zhengzhou | Junzhang Shanghai
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Ownership (in percent)	55.00%	55.00%
Chengdu | Junzhang Shanghai
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Ownership (in percent)	55.00%	55.00%
Hefei | Junzhang Shanghai
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Ownership (in percent)	55.00%	55.00%
Chongqing | Junzhang Shanghai
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Ownership (in percent)	55.00%	55.00%
Beijing | Junzhang Shanghai
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Ownership (in percent)	55.00%	55.00%
Harbin | Junzhang Shanghai
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Ownership (in percent)	55.00%	55.00%
Xi'an | Junzhang Shanghai
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Ownership (in percent)	55.00%	55.00%
Shenzhen | Junzhang Shanghai
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Ownership (in percent)	55.00%	55.00%
Changyun | Junzhang Shanghai
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Ownership (in percent)	55.00%	55.00%
Hangzhou | Junzhang Shanghai
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Ownership (in percent)	55.00%	55.00%
Kunming | Junzhang Shanghai
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Ownership (in percent)	55.00%	55.00%
Qingdao | Junzhang Shanghai
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Ownership (in percent)	55.00%	55.00%
Qinghai | Junzhang Shanghai
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Ownership (in percent)	55.00%	55.00%
Nanjing | Junzhang Shanghai
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Ownership (in percent)	55.00%	55.00%
Suzhou
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Ownership (in percent)	55.00%	55.00%
Changzhou
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Ownership (in percent)	55.00%	55.00%
Zibo
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Ownership (in percent)	55.00%	55.00%